J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

September 12, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of

JPMorgan Disciplined High Yield ETF (the “Fund”)

File No. 811-22903 and 333-191837

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Fund do not differ from the Statement of Additional Information contained in the Post-Effective Amendment No. 91 (Amendment No. 93 under the Investment Company Act of 1940) filed electronically on September 9, 2016.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary